Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 1,687,945		¥ 2,231,698	¥ 2,256,455
Marketing and promotional expenses	675,142		818,053	1,158,519
Rental and related expenses	498,601		737,578	450,113
Depreciation and amortization expenses	325,478		457,364	249,765
Professional services	307,658		487,537	578,469
IT consumable, office supply and other low value consumable	69,954		109,501	167,323
Travel and entertainment expenses	39,328		126,571	197,187
Expected credit losses	9,654	$ 1,480
Allowance against receivables			108,459
Others	318,511		375,026	283,959
Total	¥ 3,932,271	$ 602,647	¥ 5,451,787	¥ 5,341,790